CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS (Q1) UNAUDITED - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities:
Net loss	$ (282,454)	$ (1,040,642)	$ (1,906,592)	$ (20,292,903)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	3,038	3,217	11,382	9,614
Deferred income tax, net	(8,568)	280,931	270,079	165,604
(Increase)/decrease in assets:
Receivables from brokers and clearing organizations	509,476	(228,589)	(614,010)	166,554
Receivables from affiliates	(141,356)	(57,643)	(11,426)	(5,561)
Income taxes receivable	(113,668)	500	(101,876)	(2,500)
Other assets	44,096	40,484	(50,714)	137,955
Increase/(decrease) in liabilities:
Payable to affiliates	(765,044)	33,570	766,843	(542,285)
Income taxes payable	3,673	0	53,572	0
Compensation payable	(367,443)	(891,546)	(729,863)	1,086,022
Accrued expenses and other liabilities	200,022	35,600	(56,892)	(24,497)
Total adjustments	(635,774)	(783,476)	(462,905)	20,046,282
Net cash used in operating activities	(918,228)	(1,824,118)	(2,369,497)	(246,621)
Net increase/(decrease) in cash and cash equivalents and restricted cash	(918,228)	(1,824,118)	(4,743,608)	(126,876)
Cash, cash equivalents and restricted cash at beginning of period	6,787,097	11,530,705	11,530,705	11,657,581
Cash, cash equivalents and restricted cash at end of period	5,868,869	9,706,587	6,787,097	11,530,705
Supplemental disclosures of cash flow information:
Cash received from Associated Capital Group, Inc. for income taxes	18,087	543,153	723,019	1,257,279
Reconciliation to cash, cash equivalents, and restricted cash
Cash and cash equivalents	5,668,869	9,506,587	6,587,097	11,330,705
Restricted cash: deposits from clearing organizations	200,000	200,000	200,000	200,000
Cash, cash equivalents and restricted cash at end of period	$ 5,868,869	$ 9,706,587	$ 6,787,097	$ 11,530,705